Fair Value Measurements and Derivative Instruments (Income Statement) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fuel Expense	$ 681,118	$ 697,962	$ 710,617
Depreciation and amortization expenses	951,194	1,245,942	1,033,697	$ 951,194
Interest Income (Expense)	(269,881)	(381,568)	(300,872)
Other Income (Expense)	(5,289)	(24,513)	11,107	(5,289)
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income		5,205	(11,133)
Interest Rate Contract | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income		(4,289)	(10,931)
Fuel contracts | Other income (expense)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income		(1,292)	(1,580)
Fuel contracts | Fuel cost
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income		29,929	1,366
Foreign exchange contracts | Other income (expense)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income		(5,080)	12,855
Foreign exchange contracts | Depreciation and amortization expenses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income		(14,063)	(12,843)
Fair value hedging
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) on fair value hedge		(23,464)	4,673	6,065
Change in unrealized gain (loss) on fair value hedging instruments		16,607	(8,854)	$ (132)
Fair value hedging | Interest Rate Contract | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) on fair value hedge	0	(23,464)	4,673
Change in unrealized gain (loss) on fair value hedging instruments	3,007	16,607	(8,854)
Fair value hedging | Interest Rate Contract | Other income (expense)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) on fair value hedge	6,065	0	0
Change in unrealized gain (loss) on fair value hedging instruments	(3,139)	$ 0	$ 0
Cash flow hedge | Interest Rate Contract | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income	(31,603)
Cash flow hedge | Fuel contracts | Other income (expense)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income	7,382
Cash flow hedge | Fuel contracts | Fuel cost
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income	(141,689)
Cash flow hedge | Foreign exchange contracts | Other income (expense)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income	(9,472)
Cash flow hedge | Foreign exchange contracts | Depreciation and amortization expenses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income	$ (13,248)